Investments - Summary of Total Impairment Losses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Real estate and intangible asset impairment	$ 93,441	$ 80,390	$ 68,565
Write-off of lease intangibles, net	8,500	7,683	1,666
Loans receivable impairment	389	176	324
Total impairments from real estate investment net assets	102,330	88,249	70,555
Other impairment	0	26	174
Total impairment loss in continuing and discontinued operations	$ 102,330	$ 88,275	$ 70,729